Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party transactions
Schedule of parties/ entities that are considered to be related parties of the Group

Related Party	Nature of the Relationship
WANG Haibing	Co-founder and CEO
WEI Zhen	Co-founder and CTO
CHENG Yunpeng	Co-founder and COO
ZENG Liqing	Director and a principal shareholder
WANG Bin	Principal shareholder before May 2010
Shenzhen Decent Investment Limited ("Decent Investment")	Controlled by ZENG Liqing
Shenzhen ParaEngine Corporation ("PE")	Significantly influenced by ZENG Liqing who is a director of the controlling entity
Guangzhou Chuangyou Information Technology Co., Ltd ("Chuangyou")	Equity method investee of the Group
Shenzhen Ruigao Information Technology Co., Ltd. ("Ruigao")	Equity method investee of the Group
Taiwan Taomee Co., Ltd. ("Taiwan Taomee")	Equity method investee of the Group
Qiming Funds	Principal shareholder